Note 13 - Recognitions of Trade Date Profit (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Recognitions of Trade Date Profit
Balance, beginning of year	€ 462	€ 454
New trades during the period	265	212
Amortization	(111)	(142)
Matured trades	(60)	(61)
Subsequent move to observability	(9)	(4)
Exchange rate changes	3	2
Balance, end of year	€ 550	€ 462